Cash and Cash Equivalent- Summary of Reconcile to the Amount of Cash Shown in the Statement of Cash Flow (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and cash equivalent on Consolidated statement of financial position	S/ 801,140	S/ 626,180	S/ 606,950
Bank overdrafts (Note 19)	(119)	(120)	(8,396)
Balances per consolidated statement of cash flows	S/ 801,021	S/ 626,060	S/ 598,554	S/ 554,002